General (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	May 31, 2024	Feb. 17, 2022
Disclosure of associates [line items]
Gross profit		$ 447	$ 1,137	$ 1,054	$ 1,963	$ 3,578
Accumulated deficit	$ (190,856)	(190,856)	$ (170,883)	(190,856)	$ (170,883)	(174,822)
Cash and cash equivalents, short-term and restricted bank deposits	29,200	29,200		29,200
Suppliers [Member]
Disclosure of associates [line items]
Contracts with customers	3,300
U.S. Department of Defense (DoD) [Member]
Disclosure of associates [line items]
Funding amount	14,591	14,591		14,591				$ 2,727
Additional funding amount						9,117	$ 1,557
Advance funding						1,190
BARDA [Member]
Disclosure of associates [line items]
Contract amount for research, development and manufacturing						$ 175,000
Funding amount	92,065	92,065		92,065
Additional funding amount	$ 16,500	$ 16,500		16,500
Gross profit				$ 10,500